Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Net operating revenue	$ 736	$ 512	$ 492
Cost and operating expenses	(1,972)	(966)	(898)
Financial result	104	(49)	8
Outstanding balances with related parties
Accounts receivable	111	104
Dividends receivable	126	73
Loans to related parties	4,526
Other assets	17
Supplier and contractors	212	106
Loans from related parties	1,245	440
Others liabilities	612	359
Joint Ventures
Transactions with related parties
Net operating revenue	399	166	139
Cost and operating expenses	(1,943)	(916)	(815)
Financial result	118	(29)
Outstanding balances with related parties
Accounts receivable	73	69
Dividends receivable	112	53
Loans to related parties	4,526
Other assets	17
Supplier and contractors	192	95
Others liabilities	612	359
Associates
Transactions with related parties
Net operating revenue	337	346	353
Cost and operating expenses	(29)	(50)	(83)
Financial result	(14)	(20)	$ 8
Outstanding balances with related parties
Accounts receivable	38	35
Dividends receivable	14	20
Supplier and contractors	20	11
Loans from related parties	1,245	$ 440
Nacala BV
Outstanding balances with related parties
Loans to related parties	$ 4,526
Loans from/to related parties
Interest rate	7.44%
Pangea Emirates Ltd
Outstanding balances with related parties
Loans from related parties	$ 1,166
Loans from/to related parties
Interest rate	6.54%